INTANGIBLE ASSETS	12 Months Ended
Nov. 30, 2021
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS [Text Block]

6. INTANGIBLE ASSETS

During the year ended November 30, 2021, the Company acquired Tetra, see Note 3. Included in the acquisition is the identifiable intangible asset, customer relationships valued at $657,094. The intangible asset is being amortized over its estimated useful life of 3 years.

Previously, the Company's intangible assets were composed of the assets acquired from the acquisition of Plymouth Rock USA. The Company is in the process of developing and commercializing the following intangible assets: (1) A Millimeter Remote Imaging from Airborne Drone ("Drone X1 System"); (2) A compact microwave radar system for scanning shoe's ("Shoe-Scanner"); and (3) Wi-Fi radar techniques for threat detection screening in Wi-Fi enabled zones in buildings and places, such as airports, shopping malls, schools and sports venues ("Wi-Ti"). These assets can remotely detect, locate and identify the presence of threats.

Cost:	Customer relationship	Drone X1 System	Shoe- Scanner	Wi-Ti	Total
Balance at November 30, 2018	$-	$868,547	$-	$372,234	$1,240,781
Additions	-	-	30,000	-	30,000
Impairment	-	(900,260)	(29,592)	(385,826)	(1,315,678)
Foreign currency translation adjustment	-	31,713	(408)	13,592	44,897
Balance at November 30, 2019 and 2020	-	-	-	-	-
Additions	657,094	-	-	-	657,094
Balance at November 30, 2021	657,094	-	-	-	657,094

Accumulated amortization:
Balance at November 2018, 2019 and 2020-	-	-	-	-	-
Amortization	(107,415)	-	-	-	(107,415)
	(107,415)	-	-	-	(107,415)
Net book value
Balance at November 30, 2020 and 2019-		-	-	-	-
Balance at November 30, 2021	$549,679	$-	$-	$-	$549,679

For impairment testing purpose, the Company identified that each intangible asset is a separate cash- generating unit ("CGU'). Management was unable to project cash flows that could be generated from each of the CGUs, and consequently an impairment loss to write-down the carrying amounts to $nil was recognized during the year ended November 30, 2019.

During the year ended November 30, 2019, the development costs of $399,720 were expensed as management was unable to demonstrate the future economic benefits to be generated from the utilization of the assets.